Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Significant accounting estimates reflected in the Company’s consolidated financial statements include valuation allowance for deferred income tax assets, allowance for doubtful accounts, other-than-temporary impairment of securities, inventory valuation, useful lives for property and equipment, impairment of long-lived assets and identified intangible assets, allowances for sales returns, pension and uncertain tax liabilities, contingencies and stock-based compensation.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash, cash equivalents, short-term investments and accounts receivable. Cash is deposited with high credit quality financial institutions. For cash equivalents and short-term investments, the Company invests primarily in time deposits at the banks with good credit rating. For accounts receivable, the Company performs ongoing credit evaluations of its customers’ financial condition and the Company maintains an allowance for doubtful accounts based upon a review of the expected collectability of individual accounts.

Fair Value of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable, and notes and accounts payable. The carrying amounts approximate the fair value due to the short-term maturity of those instruments. Fair value of available-for-sale investments including short-term investments and long-term investments is based on quoted market prices. Long-term investments in private company equity securities are accounted for under the cost method because the Company does not
exercise significant influence over the entities. The Company evaluates related information including operating performance, subsequent rounds of financing, advanced product development and related business plan in determining the fair value of these investments and whether an other-than-temporary decline in value exists.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of not
more than
three
months when purchased to be cash equivalents. Investments with maturities of more than three
months are classified as short-term investments.

Restricted Cash

The Company classifies deposits made for customs and cash pledged to a bank for the issuance of letters of credit as restricted cash. The deposits are classified as current assets if refundable within a twelve
-month period from the balance sheet date.

Short-term Investments

The Company maintains its excess cash in time deposits, government, corporate, or other agency bonds issued with high credit ratings. The specific identification method is used to determine the cost of securities sold, with realized gains and losses reflected in non-operating income and expenses. All the above-mentioned investments except for time deposits were classified as available-for-sale securities and were recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary. There were no
available-for-sale securities as of
December 31, 2017
and
2016.

Investment transactions are recorded on the trade date.

Inventories

Inventories are stated at the lower of standard cost or market value. The cost of inventories comprises cost of purchasing raw materials and where applicable, those overheads that have been incurred in bringing the inventories to their present location and condition. Cost is determined on a currently adjusted standard basis, which approximates actual cost on a first
-in,
first
-out basis. The Company assesses its inventory for estimated obsolescence or unmarketable inventory based upon management’s assumptions about future demand and market conditions and writes down inventory as needed.

Long-term Investments

Long-term investments in private companies over which the Company does not
exercise significant influence are accounted for under the cost method. Management evaluates related information in determining whether an other-than-temporary decline in value exists. Factors indicative of an other-than-temporary decline include recurring operating losses, credit defaults and subsequent rounds of financing at an amount below the cost basis of the investment. The list is not
all-inclusive and management periodically weighs all quantitative and qualitative factors in determining if any impairment loss exists.

Long-term investments in listed companies are classified as available-for-sale securities and are recorded at fair value. Unrealized gains and losses on these investments are included in accumulated other comprehensive income and loss as a separate component of shareholders’ equity, net of any related tax effect, unless unrealized losses are deemed other-than-temporary. Unrealized losses are recorded as a charge to income when deemed other-than-temporary.

Property and Equipment

Property and equipment are stated at cost less accumulated depreciation. Major additions and betterments are capitalized, while maintenance and repairs are expensed as incurred.

Depreciation is computed on a straight-line basis over estimated service lives that range as follows: buildings -
35
to
50
years, equipment -
3
to
7
years, furniture and fixtures -
3
to
7
years, leasehold improvements - the shorter of the estimated useful life or the lease term, which is
2
to
5
years, and transportation equipment -
5
years.

Long-lived Asset Impairment

The Company evaluates the recoverability of long-lived assets whenever events or changes in circumstances indicate the carrying value may
not
be recoverable. The carrying value of a long-lived asset is considered impaired when the anticipated undiscounted cash flows from the asset is separately identifiable and is less than the carrying value. If impairment occurs, a loss based on the excess of the carrying value over the fair value of the long-lived asset is recognized. Fair value is determined by reference to quoted market prices, if available, or discounted cash flows, as appropriate.

Treasury Stock

The Company
may
retire ordinary shares repurchased under a share repurchase plan. Accordingly, upon retirement the excess of the purchase price over par value is allocated between additional paid-in capital and retained earnings based on the average issuance price of the shares repurchased. The Company may
also determine
not
to retire ordinary shares repurchased for the purpose of reissuing them upon exercise of stock option, Employee Stock Purchase Plan, and release of restricted stock units (“RSUs”). The reissue cost of shares repurchased is determined by the moving average method. A repurchase of ADS is recorded as treasury stock until the Company completes the withdrawal of the underlying ordinary shares from the ADS program.

Revenue Recognition

Revenue from product sales to customers, other than distributors, is recognized at the time of shipment and when title and right of ownership transfers to customers. The four
criteria for revenue being realized and earned are the existence of evidence of sale, actual shipment, fixed or determinable selling price, and reasonable assurance of collectability.

Allowances for sales returns and discounts are provided at the time of the recognition of the related revenues on the basis of experience and these provisions are deducted from sales.

In certain limited instances, the Company sells its products through distributors. Since the title and risk have not
been transferred upon shipment to distributors, the Company recognizes revenue on these sales only when these distributors sell the Company’s products to third
parties. Thus, products held by these distributors are included in the Company’s inventory balance.

Freight Costs

Costs of shipping and handling for delivery of the Company’s products that are reimbursed by customers are recorded as revenue in the consolidated statements of operations and comprehensive income. Shipping and handling costs are charged to cost of sales as incurred.

Research and Development

Research and development costs consist of expenditures incurred during the course of planned research and investigation aimed at the discovery of new knowledge and intellectual property that will be useful in developing new products or processes, or at significantly enhancing existing products or production processes as well as expenditures incurred for the design and testing of product alternatives or construction of prototypes. All expenditures related to research and development activities of the Company are charged to operating expenses when incurred.

Advertising Expenses

The Company expenses all advertising and promotional costs as incurred. These costs were approximately
$779,000,
$734,000,
and
$782,000
in
2017,
2016,
and
2015,
respectively. A portion of these costs was for advertising, which approximately amounted to
$158,000,
$236,000,
and
$236,000
in
2017,
2016,
and
2015,
respectively.

Pension Costs

For employees under defined contribution pension plans, pension costs are recorded based on the actual contributions made to employees’ pension accounts. For employees under defined benefit pension plans, pension costs are recorded based on the actuarial calculation.

Government Grants

Government grants received by the Company to assist with specific research and development activities are recognized as non-operating income. If the Company has an obligation to repay any of the funds provided by government grants regardless of the outcome of the research and development, the Company will estimate that obligation and recognize the amount as a liability.

Income Tax

The provision for income tax represents income tax paid and payable for the current year plus the changes in the deferred income tax assets and liabilities during the relevant years. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. The Company believes that uncertainty exists regarding the realizability of certain deferred income tax assets and, accordingly, has established a valuation allowance for those deferred income tax assets to the extent the realizability is not
deemed to be more likely than
not.
Deferred income tax assets and liabilities are measured using enacted tax rates.

The Company utilizes a
two
-step approach to recognizing and measuring uncertain tax positions. The first
step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not
that the position will be sustained in a dispute with taxing authorities, including resolution of related appeals or litigation processes, if any. The second
step is to measure the tax benefit as the largest amount which is more than
50%
likely of being realized upon ultimate settlement.

Stock-based Compensation

The Company grants stock options to its employees and certain non-employees and estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods. The Company has elected to use the Black-Scholes option pricing model to determine the fair value of stock options on the date of grant. The Company also grants RSUs to its employees and the RSUs are measured based on the fair market value of the underlying stock on the date of grant.

Foreign Currency Transactions

The functional currency is the local currency of the respective entities. Foreign currency transactions are recorded at the rate of exchange in effect when the transaction occurs. Gains or losses, resulting from the application of different foreign exchange rates when cash in foreign currency is converted into the entities’ functional currency, or when foreign currency receivable and payable are settled, are credited or charged to income in the period of conversion or settlement. At year-end, the balances of foreign currency monetary assets and liabilities are recorded based on prevailing exchange rates and any resulting gains or losses are credited or charged to income.

Translation of Foreign Currency Financial Statements

The reporting currency of the Company is the US dollar. Accordingly, the financial statements of the foreign subsidiaries are translated into US dollars at the following exchange rates: assets and liabilities - current rate on balance sheet date; shareholders’ equity - historical rate; income and expenses - weighted average rate during the year. The resulting translation adjustment is recorded as a separate component of shareholders’ equity.

Comprehensive Income (Loss)

Comprehensive income (loss) represents net income (loss) plus the results of certain changes in shareholders’ equity during a period from non-owner sources
.

Legal Contingencies

Periodically, the Company reviews the status of each significant matter and assesses the potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. In view of uncertainties related to these matters, accruals are based only on the best information available at the time. As additional information becomes available, the Company reassesses the potential liability related to the pending claims and litigation and revises these estimates as appropriate. Such revisions in the estimates of the potential liabilities could have a material impact on the results of operations and financial position.

As part of its standard terms and conditions, the Company offers limited indemnification to third
parties with whom it enters into contractual relationships, including customers; however, it is not
possible to determine the range of the amount of potential liability under these indemnification obligations due to the lack of prior indemnification claims. These indemnifications typically hold third
parties harmless against specified losses, such as those arising from a breach of representation or covenant, or other third
party claims that the Company’s products, when used for their intended purposes, infringe the intellectual property rights of such other third
parties. These indemnifications are triggered by any claim of infringement of intellectual property rights brought by a third
party with respect to the Company’s products. The terms of these indemnifications may
not
be waived or amended except by written notice signed by both parties, and may
only be terminated with respect to the Company’s products.

Recent Accounting Pronouncements

In
May 2014,
the Financial Accounting Standard Board (FASB) issued a new standard related to revenue recognition. Under the new standard, recognition of revenue occurs when a customer obtains control of promised goods or services in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the new standard requires disclosure of the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. In
August 2015,
the FASB issued an amendment to defer the effective date. The new standard is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted for annual reporting periods beginning after
December 15, 2016.
In
March
and
April 2016,
the FASB issued
two
accounting updates to clarify the implementation guidance on principal versus agent considerations, performance obligations and the licensing. In addition, the FASB issued another accounting update in
May 2016
to address narrow-scope improvements to the guidance on collectability, noncash consideration, and completed contracts at transition and provides a practical expedient for contract modifications at transition. The new guidance is required to be applied retrospectively to each prior reporting period presented or retrospectively with the cumulative effect of initially applying it recognized at the date of initial application.

The new guidance will be effective for the Company’s annual reporting period beginning on
January 1, 2018.
The Company will adopt the new guidance using the modified retrospective method, as allowed, which would result in recognizing the cumulative effect of initially applying the new guidance to arrangements with customers existing as of
January 1, 2018
as an adjustment to retained earnings at the date of initial application. Under this approach, prior financial information will not
be restated. In the scope of work to implement the recognition and disclosure requirements of the new guidance, the Company included the following main areas: (i) assessment of changes in the timing of revenue recognition, if any; and (ii) inclusion of variable consideration in the transaction price. The Company assessed the anticipated impact of the amended standard on existing revenue streams, contracts, transactions, and business practices. Based on procedures performed, the Company is in a position to anticipate substantially similar performance conditions under the new guidance. As such the new accounting guidance will have no
material impact on the Company’s revenue recognition practices, on its consolidated financial position and results of operations.

In
July 2015,
the FASB issued an accounting update to simplify the measurement of inventory. The amendment requires the measurement of inventory at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. The amendment applies to inventories for which cost is determined by methods other than the last-in first
-out and the retail inventory methods. This amendment is effective prospectively for annual periods beginning after
December 15, 2016
and early application is permitted.
The adoption of this amendment did
not
have a material impact on the Company’s results of operations, financial position or cash flow.

In
November 2015,
the FASB issued an accounting update to simplify the presentation of deferred income taxes. The amendment requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The current requirement that deferred tax liabilities and assets of a tax-paying component of an entity be offset and presented as a single amount is not
affected by the amendments in this guidance.
This amendment is effective prospectively or retrospectively for annual periods beginning after
December 15, 2016
and early application is permitted.
The Company has elected to adopt the amendment as of
December 31, 2016,
and the retrospective adoption is applied to prior reporting period presented. The adoption of this amendment did not
have a material impact on the Company’s financial position.

In
January 2016,
the FASB issued an accounting update regarding the subsequent measurement of equity investment. The amendment requires all equity investment to be measured at fair value with changes in the fair value recognized through net income other than those accounted for under equity method of accounting or those that result in consolidation of the investee. The amendment also simplifies the impairment assessment of equity investments without readily determinable fair value by requiring assessment for impairment qualitatively and eliminating the complexity of the other-than-temporary impairment guidance. For financial reporting, the amendment requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, for public company, the amendment eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet. This amendment is effective for fiscal years beginning after
December 15, 2017
and early application is prohibited
. The most significant impact on the Company’s consolidated financial statements relates to the measurement of equity investments at fair value in its consolidated statements of income. The Company has elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. The Company will apply the amendment beginning on
January 1, 2018.
The adoption of this amendment is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
February 2016,
the FASB
issued a new standard regarding leases (Topic
842
). The new standard requires
an entity to recognize assets and liabilities arising from a lease for both financing and operating leases other than that the entity elects the short-term lease recognition and measurement exemption. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing and uncertainty of cash flows arising from leases. In
January 2018,
the FASB issued an amendment permits an entity to elect an optional transition practical expedient to not
evaluate under Topic
842
land easements that exist or expired before the entity’s adoption of Topic
842
and that were
not
previously accounted for as leases under Topic
840,
the current standard regarding leases. The guidance is effective for fiscal years beginning after
December 15, 2018,
and early adoption is permitted. The Company is currently evaluating the effect this standard will have on its financial position, results of operations, cash flow and financial statement disclosures.

In
March 2016,
the FASB issued an accounting update to simplify several aspects of the accounting for share-based payment award transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The amendment is effective for fiscal years beginning after
December 15, 2016,
and earlier adoption is permitted. The adoption of this amendment did not
have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
June 2016,
the FASB issued an accounting update to amend the guidance on the impairment of financial instruments that are not
measured at fair value through profit and loss. The amendment introduces a current expected credit loss (CECL) model based on expected losses rather than incurred losses to estimate credit losses on financial instruments measured at amortized cost and requires a broader range of reasonable and supportable information to estimate expected credit loss. In addition, under the amendment, an entity recognizes an allowance for expected credit losses on financial instruments measured at amortized cost and available-for-sale debt securities rather than the current methodology of delaying recognition of credit losses until it is probable a loss has been incurred. The amendment is effective for fiscal years beginning after
December 15, 2019,
and earlier adoption is permitted as of the fiscal years beginning after
December 15, 2018.
The adoption of the amendments is
not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures. .

In
August 2016,
the FASB issued an accounting update to clarify the following eight
cash flow classification issues: (
1
) debt prepayment or debt extinguishment costs, (
2
) settlement of
zero
-coupon debt instruments or other debt instruments with coupon interest rates that are insignificant in relation to the effective interest rate of the borrowing, (
3
) contingent consideration payments made after the acquisition date of a business combination, (
4
) proceeds received from the settlement of insurance claims, (
5
) proceeds received from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, (
6
) distributions received from equity method investees, (
7
) beneficial interests in securitization transactions, and (
8
) separately identifiable cash flows and application of the predominance principle. The amendment is an improvement to reduce the current and potential future diversity in practice. The amendment is effective for fiscal years beginning after
December 15, 2017,
and earlier adoption is permitted. In addition, the amendment should be applied using a retrospective transition method to each period presented. The adoption of the amendments is not
expected to have a material impact on the Company’s statement of cash flows.

In
November 2016,
the FASB issued an accounting update related to the classification and presentation of changes in restricted cash on the statement of cash flows. The amendment requires restricted cash or restricted cash equivalents should be included with cash and cash equivalent when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendment is effective for fiscal years beginning after
December 15, 2017,
and early adoption is permitted.
The adoption of the amendments is
not
expected to have a material impact on the Company’s statement of cash flows.

In
March 2017,
the FASB issued an accounting update to improve the presentation of net periodic pension cost and net periodic postretirement benefit cost. The amendment requires that an entity disaggregates the service cost component from the other components of net benefit cost and present the service cost component with other current compensation costs for related employees in the income statement. The amendment also requires an entity presents the other components elsewhere in the income statement and outside of income from operation if such subtotal is presented and allow only the service cost component of net benefit cost to be eligible for capitalization. The amendment is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted. The amendment should be applied retrospectively for the presentation of the service cost component and the other components of net periodic pension cost and net periodic postretirement benefit cost in the income statement and prospectively, on and after the effective date, for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The amendment allows for a practical expedient that permits an entity to use the amounts disclosed in its pension and other postretirement benefit plan note for the prior comparative periods as the estimation basis for applying the retrospective presentation requirements. The Company intends not
to apply the practical expedient for apply the retrospective presentation requirements. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
May 2017,
the FASB issued an accounting update to provide clarity and reduce both (
1
) diversity in practice and (
2
) cost and complexity when applying the guidance in Topic
718,
Compensation - Stock Compensation, to a change in the terms or conditions of a share-based payment award. Under the amendment, modification accounting is required to be applied unless all of the following are the same immediately before and after the change: (
1
) the award’s fair value (or calculated value or intrinsic value, if those measurement methods are used); (
2
) the award’s vesting conditions; and (
3
) the award’s classification as an equity or liability instrument. The amendment is effective for fiscal years beginning after
December 15, 2017
and early adoption is permitted. The amendment should be applied prospectively to an award modified on or after the adoption date. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations, cash flow and financial statement disclosures.

In
February 2018,
the FASB issued an accounting update allows a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. Consequently, the amendment eliminates the stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information reported to financial statement users. However, because the amendment only relates to the reclassification of the income tax effects of the Tax Cuts and Jobs Act, the underlying guidance that requires that the effect of a change in tax laws or rates be included in income from continuing operations is not
affected. The amendment is effective for fiscal years beginning after
December 15, 2018
and early adoption is permitted. The amendment should be applied either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Cuts and Jobs Act is recognized. The adoption of this amendment is not
expected to have a material impact on the Company’s financial position, results of operations and financial statement disclosures.